Investment Objectives and Goals - Impax Global Sustainable Infrastructure ETF	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Impax Global Sustainable Infrastructure ETF (formerly, Impax Global Infrastructure ETF) (the “Global Sustainable Infrastructure ETF” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Sustainable Infrastructure ETF’s investment objective is capital appreciation and income.